Financial risk management (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Financial risk management [Line Items]
Disclosure of maturity analysis for non-derivative financial liabilities [text block]
(f)	The long-term portion of the financial obligations held by the Group matures as follows:

	2017	2016
	US$(000)	US$(000)

Between 1 and 2 years	125,215	81,057
Between 2 and 5 years	427,680	474,294
	552,895	555,351
Debt issuance costs	(3,803)	(3,119)
	549,092	552,232

Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Of Financial risk management [Line Items]
Disclosure of detailed information about foreign currency exchange rates risk [Text Block]
The table below summarizes the estimated impact on the Company’s profit before income tax for the year 2017 based on a 10% increase or decrease in future copper price while all other variables are held constant. The 10% increase is based on copper prices ranging from US$/pound 3.602 to US$/pound 3.627, and the 10% decrease is based on copper prices ranging from US$/pound 2.947 to US$/pound 2.967.

Effect on profit before
income tax
US$(000)

December 31, 2017
10% increase in future copper prices	83,955
10% decrease in future copper prices	(83,955)

Disclosure of maturity analysis for non-derivative financial liabilities [text block]
The following tables show the expected aging of maturity of the Company’s obligations, excluding taxes and accruals, as of December 31, 2017 and 2016:

	On demand	Less than 3 months	3 to 12 months	1 to 5 years	Total
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)
As of December 31, 2017
Trade accounts payable	-	194,890	68	-	194,958
Accounts payable - related parties	-	5,534	-	8,147	13,681
Other financial liabilities	-	-	-	1,268,488	1,268,488
Provision related to benefits to employees	-	64,339	16,406	29,158	109,903
Other accounts payable	-	3,374	36,808	-	40,182

Total	-	268,137	53,282	1,305,793	1,627,212

As of December 31, 2016
Trade accounts payable	-	168,244	113	-	168,357
Accounts payable - related parties	-	27,134	-	7,132	34,266
Other financial liabilities	-	-	161	1,995,843	1,996,004
Provision related to benefits to employees	-	3,807	44,232	-	48,039
Other accounts payable	-	2,402	1,217	-	3,619

Total	-	201,587	45,723	2,002,975	2,250,285